Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Class A ordinary shares
Ordinary shares, par value	$ 0.01	$ 0.01
Ordinary shares, shares authorized	16,000,000,000	16,000,000,000
Ordinary shares, shares issued	151,222,556	158,302,554
Ordinary shares, shares outstanding	151,222,556	158,302,554
Class B ordinary shares
Ordinary shares, par value	$ 0.01	$ 0.01
Ordinary shares, shares authorized	4,000,000,000	4,000,000,000
Ordinary shares, shares issued	409,087,000	409,087,000
Ordinary shares, shares outstanding	409,087,000	409,087,000